Share-based compensation - Deferred And Restricted Share Units (Details) $ in Millions		12 Months Ended
	May 04, 2022	Dec. 31, 2022 CAD ($) EquityInstruments shares	Dec. 31, 2021 CAD ($) EquityInstruments shares	Jun. 01, 2021 shares
Share based compensation
Number of common share to be issued for each DSU | shares		1
Reverse stock split ratio	3
Share based compensation expense | $		$ 2.9	$ 1.1
Closing price of common shares | shares		5.77
Marginal tax rate		53.30%
Deferred share units
Share based compensation
Balance - Beginning of period		79,781	56,873
Granted		137,528	22,908
Settled | shares		(10,883)
Balance - End of period		206,426	79,781
Balance - Vested		68,898
Restricted share units
Share based compensation
Balance - Beginning of period		345,377
Granted		794,500	199,649
Replacement RSU granted | shares			152,816
Settled | shares		(49,118)
Forfeited		(36,565)	(7,088)
Balance - End of period		1,054,194	345,377
Replacement RSU
Share based compensation
Replacement RSU granted | shares				458,450
Vesting period		3 years
Vesting percentage		0.50
Deferred and restricted share units
Share based compensation
Reverse stock split ratio	3
Share based compensation expense | $		$ 4.0	$ 1.0
Settlement based on RSU and DSU vested | $		0.2	0.0
Settlement based on RSU and DSU outstanding | $		$ 3.9	$ 2.8